SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS
Authorized share capital:

(in thousands of $, except per share amount)	2024	2023
300 million common shares of $0.05 par value	15,000	15,000

As of June 30, 2024, 200,028,293 common shares were outstanding (December 31, 2023: 199,628,293 common shares), each with a par value of $0.05. As of June 30, 2024, we hold 1,162,328 treasury shares. As of December 31, 2023, we held 1,562,328 treasury shares.

On October 4, 2022, the Board of Directors authorized a share buy-back program of maximum $100.0 million to purchase up to an aggregate of 10,000,000 of the Company's common shares for a period up to 12 months, commencing October 4, 2022. The maximum amount to be paid per share is $10.00, or equivalent in NOK for shares acquired at Oslo Stock Exchange. The Company is not obligated under the terms of the program to repurchase any of its common shares. The timing and amount of any repurchase will depend on alternative uses of capital, legal requirements, market conditions, stock price, and other factors, at the discretion of the Board of Directors. In October 2023, the Board of Directors resolved to extend the existing share buy-back program for another 12 months with the main terms of the program remaining unchanged.

During the six months ended June 30, 2024, the Company did not acquire any of its own shares. In 2023, the Company acquired an aggregate of 1,107,328 shares in open market transactions on the Oslo Stock Exchange and the NASDAQ Global Select Market under its share buy-back program, with aggregate purchase price totaling $8.4 million. As of June 30, 2024, there was 8.5 million of the Company's common shares yet to be repurchased under the plan.

As of June 30, 2024 and December 31, 2023, the management exercised 400,000 and 250,000 share options, respectively. The applicable options were settled using an equal amount of treasury shares as part of the 2022 share buy-back program and we recorded a loss of $2.4 million and $1.2 million in the equity statement as of June 30, 2024 and December 31, 2023, respectively.

In the six months ended June 30, 2024, we paid an aggregate of $119.9 million in dividends to our shareholders, or $0.60 per share (six months ended June 30, 2023: $60.1 million, or $0.30 per share). We have recorded the 2024 distributions as a reduction of Accumulated earnings.